Provision for mine closure and reclamation (Detail) - Provision for mine closure and reclamatio - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance, beginning of year	$ 40,676	$ 38,732
Accretion	1,944	1,944
Additional liability	(8,677)
Balance, end of year	$ 33,943	$ 40,676